Leases (Schedule Of Future Minimum Payments Under Non-Cancelable Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
2012	$ 10.7
2013	9.3
2014	7.8
2015	6.7
2016	5.9
Thereafter	13.4
Total	$ 53.8